Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Compensation and benefits	$8,833	$8,732
Research and development costs	11,373	15,343
UCLB milestone and option	—	205
Professional fees	2,289	3,005
Other liabilities	678	496
Total accrued expenses and other liabilities	$23,173	$27,781
The decrease in accruals of $4.0 million in research and development costs is related to usage of the accruals for raw materials and services for clinical projects combined with a decrease in accruals for purchases of lab equipment related to the scaling of manufacturing.